Other Current Liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Liabilities held for sale		$ 83	$ 0
Refunds payable to former members		45	34
Current portion of long-term debt (See Note 17)		22	29
Other current liabilities		22	15
Total other current liabilities	[1]	$ 172	$ 78

[1]	See Note 27 for disclosure of related party amounts.